Borrowings From Federal Home Loan Bank Of Atlanta	12 Months Ended
Dec. 31, 2011
Borrowings From Federal Home Loan Bank Of Atlanta [Abstract]
Borrowings From Federal Home Loan Bank Of Atlanta

NOTE 10 – BORROWINGS FROM FEDERAL HOME LOAN BANK OF ATLANTA

     At December 31, 2011 and 2010, the Bank had a line of credit to borrow funds from the FHLB in the amount of 10% of the Bank's assets. Funds borrowed from the FHLB are collateralized by a lien on certain of the Bank's available for sale securities and loans. At December 31, the Bank had advances outstanding as follows:

			December 31,
Terms	Interest Rate	Maturity Date	2011	2010
Fixed rate, convertible	3.52%	1/16/2018	$2,000,000	$2,000,000
Fixed rate	1.07	1/10/2011	-	3,000,000
Fixed rate	2.72	1/25/2011	-	1,000,000
Fixed rate, amortizing	4.49	12/01/2013	88,889	133,333
Fixed rate, amortizing	4.89	4/14/2014	90,741	129,630
Fixed rate, amortizing	4.78	7/27/2015	261,875	329,375

			$2,441,505	$6,592,338

     The Company's convertible advance from the FHLB is convertible to a variable rate instrument at the option of the FHLB on January 16, 2013. During 2011 the highest balance as of any month end for borrowings from the FHLB was $2.6 million. The average rate paid on advances during 2011 was 3.53%. The average balance of FHLB advances for 2011 was $2.7 million. During 2010 the highest balance as of any month end for borrowings from the FHLB was $9.7 million. The average rate paid on advances during 2010 was 2.50%. The average balance of FHLB advances for 2010 was $8.0 million.